Income Taxes (FY)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Income Taxes
Note 9 – Income Taxes
The Company’s net deferred tax assets are as follows:
	December 31, 2022	December 31, 2021
Deferred tax asset/(liability)
Organizational costs/Startup expenses	$232,484	$7,678
Unrealized gain/loss - Trust	(36,940)	—
Federal Net Operating loss	—	425
Net deferred tax asset	195,544	8,103
Valuation allowance	(232,484)	(8,103)
Deferred tax (liability), net of allowance	$(36,940)	$—
The income tax provision consists of the following:
	For the Year Ended December 31, 2022	For the period from April 19, 2021 (inception) through December 31, 2021
Federal
Current	$462,271	$—
Deferred	(187,441)	(8,103)

State
Current	—	—
Deferred	—	—
Change in valuation allowance	224,381	8,103
Income tax provision	$499,211	$—
As of December 31, 2022 and 2021, the Company had $0 and $2,023 in U.S. federal net operating loss carryovers available to offset future taxable income.
In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2022 and for the period from April 19, 2021 (inception) through December 31, 2021, the change in the valuation allowance was $224,381 and $8,103.
A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:
	December 31, 2022	December 31, 2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0	0.0
Change in fair value of warrant liabilities	-17.4	-41.8
Warrant issuance costs	0.0	18.1
Change in valuation allowance	2.9	2.7
Income tax provision	6.5%	—%
The Company files income tax returns in the U.S. federal, New York and New York City jurisdictions and is subject to examination by the various taxing authorities since inception.